Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	PLAN INVESTMENT FUND INC
Central Index Key	0000774412
Amendment Flag	false
Document Creation Date	Apr. 30, 2019
Document Effective Date	Apr. 30, 2019
Prospectus Date	Apr. 30, 2019
Government Portfolio | Government Portfolio
Prospectus:
Trading Symbol	PIFXX
Money Market Portfolio | Money Market Portfolio
Prospectus:
Trading Symbol	PIMXX